Annual Fund Operating Expenses - First Trust Institutional Preferred Securities and Income ETF - First Trust Institutional Preferred Securities and Income ETF	Mar. 01, 2021
Operating Expenses:
Management Fees	0.85%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.85%